MATERIALS AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2021
Current raw materials and current production supplies [abstract]
Schedule of materials and supplies

	2020	2021
	RMB’000	RMB’000
Raw materials	197,242	190,328
Reusable rail-line track materials	43,584	39,002
Accessories	54,704	41,918
Retailing consumables	876	335

	296,406	271,583